Note 7 - Long-term Bank Loans (Tables)	6 Months Ended
Jun. 30, 2020
Notes Tables
Schedule of Long-term Debt Instruments [Table Text Block]
Borrower	December 31, 2019	June 30, 2020
Alterwall Business Inc. / Allendale Investments S.A. / Manolis Shipping Ltd. / Joanna Maritime Ltd. / Jonathan John Shipping Ltd. / Athens Shipping Ltd. / Oinousses Navigation Ltd. / Corfu Navigation Ltd. / Bridge Shipping Ltd. / Noumea Shipping Ltd. / Gregos Shipping Ltd.	37,650,000	36,375,000
Diamantis Shipowners Ltd.	3,507,220	3,186,300
Kea Shipowners Ltd. / Spetses Shipowners Ltd. / Hydra Shipowners Ltd.	12,050,000	11,150,000
Antwerp Shipping Ltd. / Busan Shipping Ltd. / Keelung Shipping Ltd. / Oakland Shipping Ltd.	32,000,000	29,200,000
	85,207,220	79,911,300
Less: Current portion	(12,541,840)	(13,451,153)
Long-term portion	72,665,380	66,460,147
Deferred charges, current portion	246,520	246,567
Deferred charges, long-term portion	477,595	354,761
Long-term bank loans, current portion net of deferred charges	12,295,320	13,204,586
Long-term bank loans, long-term portion net of deferred charges	72,187,785	66,105,386

Loan from related party, current
Euroseas Ltd.	5,000,000	4,375,000

Schedule of Future Annual Loan Repayments [Table Text Block]
To June 30:
2021	13,451,153
2022	24,441,844
2023	21,518,303
2024	20,500,000
Total	79,911,300